                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                       COUPON    DEMAND
THOUSANDS                                                                                        RATE+     DATE*        VALUE
---------                                                                                       ------   --------   -------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (92.2%)
            ALABAMA
            Infirmary Health System Special Care Facilities Financing Authority
               of Mobile,
   19,000      Ser 2006 A                                                                        3.67    04/09/07      19,000,000
   19,600      Ser 2006 B                                                                        3.68    04/09/07      19,600,000

            ARIZONA
   16,900   Pine Ridge Village/Campus Heights LLC, Northern Arizona University
               Ser 2005 (FGIC)                                                                   3.67    04/09/07      16,900,000
   12,000   Phoenix Civic Improvement Corporation, Civic Plaza Expansion Ser
               2005 B Floaters Ser 84Z (FGIC)                                                    3.71    04/09/07      12,000,000
   37,400   Scottsdale Industrial Development Authority, Scottsdale Healthcare
               Ser 2006 D (FSA)                                                                  3.65    04/09/07      37,400,000
   17,105   Sun Devil Energy Center LLC, Arizona State University Ser 2004
               (FGIC)                                                                            3.66    04/09/07      17,105,000

            COLORADO
   12,000   Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005                 3.67    04/09/07      12,000,000
    7,900   Centerra Metropolitan District No 1, Ser 2004                                        3.68    04/09/07       7,900,000
   12,545   Colorado, UCDHSC Fitzsimons Academic Facilities Ser 2005 B COPs
               P-FLOATs PT-3336 (MBIA)                                                           3.72    04/09/07      12,545,000
    6,255   Colorado Educational & Cultural Facilities Authority, Oklahoma's
               Public Radio Ser 2005 A                                                           3.67    04/09/07       6,255,000
            Colorado Health Facilities Authority,
    9,700      Catholic Health Initiatives Ser 2004 B-4                                          3.67    04/09/07       9,700,000
   19,835      NCMC Inc Ser 2005 (FSA)                                                           3.66    04/09/07      19,835,000
   51,250   Colorado Springs, Utilities System Sub Lien Ser 2004 A & 2006 A                      3.66    04/09/07      51,250,000
   12,500   Denver Urban Renewal Authority, Stapleton Senior Tax Increment Ser
               2004 A-1 P-FLOATs PT-290                                                          3.74    04/09/07      12,500,000
   13,190   Midcities Metropolitan District No 1, STARS BNP Ser 2004-110                         3.73    04/09/07      13,190,000
   14,010   Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004                   3.66    04/09/07      14,010,000

            DELAWARE
    7,700   Delaware Economic Development, St Andrew's School, Ser 2004                          3.66    04/09/07       7,700,000
    8,820   New Castle County, University Courtyard Apartments Ser 2005                          3.69    04/09/07       8,820,000

            DISTRICT OF COLUMBIA
    3,500   District of Columbia, Public Welfare Foundation Ser 2000                             3.66    04/09/07       3,500,000

            FLORIDA
   17,570   Broward County School Board, Ser 2005 COPs (FSA)                                     3.66    04/09/07      17,570,000
   13,800   Cape Coral, Water & Sewer Ser 2006 P-FLOATs PT- 3695 (Ambac)                         3.72    04/09/07      13,800,000
            Capital Trust Agency,
   20,655      Multifamily Housing Floater-TRs Ser 2005 F7                                       3.75    04/09/07      20,655,000
   16,675      Multifamily Housing Ser 2006 P-FLOATs MT-194                                      3.74    04/09/07      16,675,000
   24,500   Collier County Health Facilities Authority, The Moorings Inc Ser
               2005                                                                              3.67    04/09/07      24,500,000
   60,955   Dade County, Water & Sewer System Ser 1994 (FGIC)                                    3.65    04/09/07      60,955,000
   74,800   Florida Gas Utility, Gas Supply Acquisition No 2 Ser 2006 A-1                        3.65    04/09/07      74,800,000
    7,325   Florida Housing Finance Corporation, Monterey Lake Apartments 2005
               Ser C                                                                             3.67    04/09/07       7,325,000
   19,000   Gainesville, Utilities System 2007 Ser A                                             3.67    04/09/07      19,000,000
   56,350   Miami-Dade County, Water & Sewer System Ser 2005 (FSA)                               3.66    04/09/07      56,350,000
    8,800   Miami-Dade County Educational Facilities Authority, Carlos Albizu
               University Ser 2000                                                               3.71    04/09/07       8,800,000
   30,225   North Broward Hospital District, Ser 2005 A (MBIA)                                   3.66    04/09/07      30,225,000
   12,735   Orange County Housing Finance Authority, Post Lake Apartments Ser
               1997 F                                                                            3.66    04/09/07      12,735,000
            Orlando Utilities Commission,
   18,300      Water & Electric Ser 2002 A                                                       3.65    04/09/07      18,300,000
   42,140      Water & Electric Ser 2002 B                                                       3.66    04/09/07      42,140,000
    4,160   Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008
               (FGIC)
            Port St Lucie,                                                                       3.71    04/09/07       4,160,000
   44,560      Municipal Complex Ser 2007 COPs (MBIA)                                            3.70    04/09/07      44,560,000
   33,695      Utility System Ser 2005 (MBIA)                                                    3.67    04/09/07      33,695,000

            GEORGIA
            Atlanta,
   11,625      Airport Ser 2003RF B-2 (MBIA)                                                     3.67    04/09/07      11,625,000
    7,900      Water & Wastewater Ser 2001 B (FSA)                                               3.67    04/09/07       7,900,000
   13,000   DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005                     3.66    04/09/07      13,000,000
   16,550   DeKalb Private Hospital Authority, Egleston Children's Health Care
               System Ser 1994 B                                                                 3.65    04/09/07      16,550,000
   11,000   Floyd County Development Authority, Berry College Ser 2006                           3.66    04/09/07      11,000,000
   17,550   Fulton County Development Authority, St George Village CCRC Ser 2004                 3.66    04/09/07      17,550,000
   28,300   Georgia Municipal Gas Authority, Gas Portfolio II Ser 1997 C                         3.70    04/09/07      28,300,000
   48,300   Gainesville & Hall County Hospital Authority, Northeast Georgia
               Health System Inc Ser 2007 C (MBIA) & Ser 2007 E (MBIA)                           3.66    04/09/07      48,300,000

            HAWAII
   13,625   Hawaii, ROCs II-R Ser 6012 (MBIA)                                                    3.71    04/09/07      13,625,000
    6,700   University of Hawaii Board of Regents, Ser 2006 A P-FLOATs PT-3685
               (MBIA)                                                                            3.72    04/09/07       6,700,000

            ILLINOIS
   14,800   Bi-State Development Agency of the Missouri-Illinois Metropolitan
               District, Metrolink Cross County Extension Ser 2002 A (FSA)                       3.67    04/09/07      14,800,000
            Chicago,
    6,490      2004 Ser A P-FLOATs PT-2361 (FSA)                                                 3.72    04/09/07       6,490,000
    7,400      Chicago O'Hare International Airport Third Lien Ser 2005 A
                  P-FLOATs PT-3340 (MBIA)                                                        3.71    04/09/07       7,400,000
   96,000      Chicago O'Hare International Airport Third Lien Ser 2005 C & D
                  (CIFG)                                                                         3.66    04/09/07      96,000,000
   25,000      Refg Ser 2005 D (FSA)                                                             3.65    04/09/07      25,000,000
   11,000      Ser 2002 B (FGIC)                                                                 3.68    04/09/07      11,000,000
  130,600   Cook County, Ser 2002 B                                                              3.65    04/09/07     130,600,000
   12,400   Glendale Heights, Glendale Lakes Ser 2000                                            3.66    04/09/07      12,400,000
            Illinois Development Finance Authority,
    6,905      Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)                        3.70    04/09/07       6,905,000
   39,400      Presbyterian Home Lake Forest Place Ser 1996 (FSA)                                3.65    04/09/07      39,400,000
            Illinois Finance Authority,
    7,500      Dominican University Ser 2006                                                     3.70    04/09/07       7,500,000
   40,000      Edward Hospital Obligated Group Ser 2007 B-1 (Ambac)                              3.66    04/09/07      40,000,000
   10,000      Elmhurst Memorial Healthcare Municipal CRVS Ser 2006-2001                         3.70    04/09/07      10,000,000
   20,000      Rush University Medical Center Ser 2006 A-1 (MBIA)                                3.65    04/09/07      20,000,000
    7,500      Three Crowns Park Ser 2006 C                                                      3.67    04/09/07       7,500,000
   40,000   Illinois Health Facilities Authority, Northwestern Memorial Hospital
               Ser 1995                                                                          3.70    04/09/07      40,000,000
   20,400   Illinois Toll Highway Authority, Refg 1993 Ser B (MBIA)                              3.65    04/09/07      20,400,000
   11,595   Kane, Cook & DuPage Counties, School District #U-46  PUTTERs Ser 426
               (Ambac)                                                                           3.71    04/09/07      11,595,000
    5,020   Metropolitan Pier & Exposition Authority, McCormick Place Expansion
               Ser 2002 A
               Eagle #20040030 Class A (MBIA)                                                    3.72    04/09/07       5,020,000
   13,050   Oak Forest, Homewood South Suburban Mayors & Managers Association
               Ser 1989                                                                          3.69    04/09/07      13,050,000
   32,770   Regional Transportation Authority, Refg Ser 2005 B                                   3.67    04/09/07      32,770,000

            INDIANA
    7,085   Franklin Community Multi-School Building Corporation, Ser 2004 ROCs
               II-R Ser 2140 (FGIC)                                                              3.71    04/09/07       7,085,000
    4,300   Indiana Educational Facilities Authority, Bethel College Ser 2004                    3.65    04/09/07       4,300,000
            Indiana Health & Educational Facility Financing Authority,
   20,000      Harrison County Hospital Ser 2005                                                 3.79    04/02/07      20,000,000
   50,000      Sisters of St Francis Health System Ser 2006 A (MBIA)                             3.66    04/09/07      50,000,000
   11,765   Indiana Health Facility Financing Authority, Deaconess Hospital Ser
               2004 B                                                                            3.69    04/09/07      11,765,000
    1,835   Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs (FHA)                          3.83    04/09/07       1,835,000
    7,000   Indianapolis Local Public Improvement Bond Bank, Waterworks Ser 2005
               H (MBIA)                                                                          3.67    04/09/07       7,000,000
      825   Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)                            3.83    04/09/07         825,000
   12,400   Purdue University, Student Facilities System Ser 2005 A                              3.64    04/09/07      12,400,000
   25,800   Richmond Hospital Authority, Reid Hospital Ser 2005 A (FSA)                          3.66    04/09/07      25,800,000
    1,935   South Bend, Fountainview Place Ser 1992 A TOBs (FHA)                                 3.83    04/09/07       1,935,000
   10,970   Zionsville Community Schools Building Corporation, Boone County Ser
               2005 A P-FLOATs PT-2870 (FSA)                                                     3.72    04/09/07      10,970,000

            IOWA
            Iowa Finance Authority,
   25,390      Iowa Health System Ser 2005 A-1 (FGIC)                                            3.66    04/09/07      25,390,000
    9,445      Northcrest Inc Ser 2006                                                           3.67    04/09/07       9,445,000

            KANSAS
   30,315   Kansas Department of Transportation, Highway Ser 2004 C-2                            3.63    04/09/07      30,315,000

            KENTUCKY
   10,900   Georgetown, Industrial Building Refg Georgetown College Ser 2006                     3.69    04/09/07      10,900,000
   17,190   Henderson County, Community United Methodist Hospital Inc Ser 2003 B                 3.69    04/09/07      17,190,000
   68,425   Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A                          3.81    04/02/07      68,425,000
   12,975   Louisville & Jefferson County Metropolitan Government, Waterford
               Place Apartments Ser 2003                                                         3.66    04/09/07      12,975,000
   36,585   Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)                               3.70    04/09/07      36,585,000
   10,375   Williamsburg, Cumberland College Ser 2002                                            3.69    04/09/07      10,375,000

            LOUISIANA
   12,000   Louisiana Municipal Natural Gas Purchasing & Distribution Authority,
               Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q                                       3.71    04/09/07      12,000,000
   50,000   Louisiana Public Facilities Authority, CHRISTUS Health Ser 2005 C
               Subser C-2 (Ambac)                                                                3.65    04/09/07      50,000,000

            MARYLAND
            Maryland Health & Higher Educational Facilities Authority,
    6,400      Catholic Health Initiatives Ser 1997 B                                            3.70    04/09/07       6,400,000
   34,995      Mercy Medical Center Ser 2006 P-FLOATs MT-276                                     3.74    04/09/07      34,995,000

            MASSACHUSETTS
   65,400   Massachusetts, Refg 2001 Ser B                                                       3.63    04/09/07      65,400,000
            Massachusetts Development Finance Agency,
   11,265      Dana Hall School Ser 2004                                                         3.66    04/09/07      11,265,000
   10,415      New Jewish High School Ser 2002                                                   3.65    04/09/07      10,415,000
   14,800      Phillips Academy Ser 2003                                                         3.65    04/09/07      14,800,000
   29,100   Massachusetts Water Resources Authority, Multi-Modal Sub 2000 Ser C
               (FGIC)                                                                            3.65    04/09/07      29,100,000

            MICHIGAN
   80,000   Detroit, Water Supply System Refg Second Lien Ser 2001-C (FGIC)                      3.67    04/09/07      80,000,000
   19,185   Holt Public Schools, Refg Ser 2002                                                   3.67    04/09/07      19,185,000
   22,000   Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital Ser
               2006 (FSA)                                                                        3.65    04/09/07      22,000,000
            Kent Hospital Finance Authority,
   17,800      Metropolitan Hospital Ser 2005 B                                                  3.70    04/09/07      17,800,000
   25,550      Spectrum Health Ser 2005 A (FGIC)                                                 3.65    04/09/07      25,550,000
            Michigan Hospital Finance Authority,
   15,000      Ascension Health Ser 1999 B                                                       3.64    04/09/07      15,000,000
   79,650      Henry Ford Health System Ser 2006 B & C                                           3.66    04/09/07      79,650,000
    6,000   Michigan Strategic Fund, The Van Andel Research Institute Ser 2001                   3.70    04/09/07       6,000,000
   11,100   Oakland University, Ser 2001 (FGIC)                                                  3.66    04/09/07      11,100,000
    8,640   RBC Municipal Products Trust Inc, Detroit Sewage Disposal System Ser
               2003 A Floater Certificates Ser I-2 (FSA)                                         3.70    04/09/07       8,640,000

            MINNESOTA
   32,080   Minneapolis, Fairview Health Services Ser 2005 B (Ambac)                             3.64    04/09/07      32,080,000
   14,600   Oak Park Heights, Multifamily Boutwells Landing Ser 2005                             3.68    04/09/07      14,600,000

            MISSISSIPPI
   13,125   Mississippi Hospital Equipment & Facilities Authority, Baptist
               Memorial Health Care Ser 2004B1 P-FLOATs PA-1276                                  3.73    04/09/07      13,125,000
   45,300   Perry County, Leaf River Forest Products Inc Ser 2002                                3.67    04/09/07      45,300,000

            MISSOURI
   64,000   Kansas City Industrial Development Authority, Kansas City Downtown
               Redevelopment District Ser 2005 A (Ambac) & 2006 A (Ambac)                        3.68    04/09/07      64,000,000
    6,805   Kansas City Tax Increment Financing Commission, Chouteau I-35 Ser
               2003 A (MBIA)                                                                     3.67    04/09/07       6,805,000
    7,950   Kirkwood School District Educational Facilities Authority, Ser 2005
               B P-FLOATs PT-3164 (MBIA)                                                         3.72    04/09/07       7,950,000

            NEBRASKA
   20,630   Lancaster County Hospital Authority No 1, BryanLGH Medical Center
               Ser 2002 (Ambac)                                                                  3.79    04/02/07      20,630,000
    7,000   Omaha, Eagle #2004001 Class A                                                        3.72    04/09/07       7,000,000

            NEVADA
            Clark County,
   28,000      Airport Improvement Refg 1993 Ser A (MBIA)                                        3.66    04/09/07      28,000,000
  117,315      Airport System Sub-Lien Ser 2001C (FGIC) & Ser 2005 D-1 (FGIC)                    3.66    04/09/07     117,315,000
   16,000      Las Vegas-McCarran International Airport Passenger Facility 2005
                  Ser A (MBIA) (AMT)                                                             3.71    04/09/07      16,000,000
   10,500   Las Vegas, Andre Agassi Charitable Foundation Ser 2005                               3.65    04/09/07      10,500,000

            NEW HAMPSHIRE
            New Hampshire Health & Education Facilities Authority,
    8,300      LRG Healthcare Ser 2006 B                                                         3.70    04/09/07       8,300,000
    8,500      Tilton School Ser 2006                                                            3.66    04/09/07       8,500,000

            NEW JERSEY
   20,340   New Jersey Economic Development Authority, School Facilities
               Construction Ser 2005 O ROCs II-R Ser 437                                         3.70    04/09/07      20,340,000
    2,430   New Jersey Transportation Trust Fund Authority, Ser 2004 A PUTTERs
               Ser 503 (FGIC)                                                                    3.69    04/09/07       2,430,000

            NEW YORK
   78,200   New York City Industrial Development Agency, One Bryant Park LLC Ser
               2004 A                                                                            3.67    04/09/07      78,200,000
   11,220   New York City Transitional Finance Authority, Future Tax Fiscal 2007
               Ser A P-FLOATs PT-3668                                                            3.69    04/09/07      11,220,000
   17,000   New York State Dormitory Authority, Rochester General Hospital Ser
               2005 P-FLOATs PA-1335 (Radian)                                                    3.70    04/09/07      17,000,000

            NORTH CAROLINA
   31,025   Cary, Ser 2006                                                                       3.64    04/09/07      31,025,000
    4,540   Charlotte, Convention Facility Ser 2003 B COPs                                       3.66    04/09/07       4,540,000
            Guilford County,
    7,020      Ser 2005 A                                                                        3.66    04/09/07       7,020,000
   54,760      Ser 2007 B                                                                        3.69    04/09/07      54,760,000
            Mecklenburg County,
    6,460      Ser 2004 COPs                                                                     3.64    04/09/07       6,460,000
   22,900      Ser 2007 A COPs                                                                   3.75    04/02/07      22,900,000
   15,295   North Carolina, Ser 2002 E                                                           3.65    04/09/07      15,295,000

            North Carolina Capital Facilities Agency,
   12,900      Capital Area YMCA Ser 2002                                                        3.69    04/09/07      12,900,000
    9,500      Durham Academy Ser 2001                                                           3.66    04/09/07       9,500,000
   69,165   North Carolina Eastern Municipal Power Agency, Power System Ser 2006
               A (MBIA)                                                                          3.65    04/09/07      69,165,000
            North Carolina Medical Care Commission,
  105,630      Duke University Health System Ser 2005 A & C                                      3.65    04/09/07     105,630,000
   33,200      Firsthealth of the Carolinas Ser 2002                                             3.66    04/09/07      33,200,000
   77,300   Raleigh, Downtown Improvement Ser 2005 B COPs (DD)                                   3.65    04/09/07      77,300,000
   30,300   Wake County, School Bonds Ser 2004 A                                                 3.63    04/09/07      30,300,000

            OHIO
   74,070   Franklin County, Ohio Health Corp Ser 2006 (Ambac)                                   3.64    04/09/07      74,070,000
            Montgomery County,
   15,000      Catholic Health Initiatives Ser 2006 B-1                                          3.67    04/09/07      15,000,000
   20,000      Catholic Health Initiatives Ser 2006 B-2                                          3.68    04/09/07      20,000,000
            Ohio,
   23,100      Common Schools Ser 2006 C                                                         3.64    04/09/07      23,100,000
    5,545      Ser 2004 P-FLOATs PT-2137                                                         3.70    04/09/07       5,545,000
   15,805   Portage County, Robinson Memorial Hospital Ser 2005                                  3.71    04/09/07      15,805,000
   19,170   University of Toledo, Ser 2002 (FGIC)                                                3.79    04/02/07      19,170,000

            OKLAHOMA
    8,000   Oklahoma Student Loan Authority, Ser 2005A (MBIA) (AMT)                              3.70    04/09/07       8,000,000
            Oklahoma Water Resources Board,
   10,985      State Loan Program Ser 2003 A                                                     3.55    04/02/07      10,985,000
   11,000      State Loan Program Ser 2003 A (DD)                                                3.70    10/01/07      11,000,000

            OREGON
   14,100   Clackamas County Hospital Facility Authority, Legacy Health System
               Ser 2003                                                                          3.66    04/09/07      14,100,000
    8,845   Oregon, Homeowner Ser 2005 A P-FLOATs MT-133                                         3.73    04/09/07       8,845,000
   20,000   Oregon Health Sciences University, OHSU Medical Group Ser 2004 A                     3.67    04/09/07      20,000,000

            PENNSYLVANIA
            Allegheny County Industrial Development Authority,
   11,300      Carnegie Museums of Pittsburgh Ser 2002                                           3.70    04/09/07      11,300,000
   46,500      UPMC Children's Hospital Ser 2004 A                                               3.70    04/09/07      46,500,000
   25,000   Cumberland County Municipal Authority, Asbury Pennsylvania Obligated
               Group Ser 2006                                                                    3.67    04/09/07      25,000,000
    3,200   Derry Township Industrial & Commercial Development Authority, Hotel
               Tax Arena Ser 2000 A                                                              3.67    04/09/07       3,200,000
  100,115   Emmaus General Authority, Loan Program Ser 2000 A (FSA) (DD)                         3.68    04/09/07     100,115,000
   28,600   Erie City Water Authority, Ser 2006 A (FSA)                                          3.66    04/09/07      28,600,000
    9,500   Lancaster County Hospital Authority, Willow Valley Retirement
               Communities Ser 2002 B (Radian)                                                   3.67    04/09/07       9,500,000
   21,000   Owen J Roberts School District, Ser 2004 (FSA)                                       3.67    04/09/07      21,000,000
   15,000   Pennsylvania Higher Education Assistance Agency, Student Loan 2001
               Ser A (Ambac) (AMT)                                                               3.75    04/09/07      15,000,000
            Pennsylvania Turnpike Commission,
   29,900      2002 Ser A-2                                                                      3.70    04/09/07      29,900,000
   10,000      2002 Ser B                                                                        3.65    04/09/07      10,000,000
   87,860   Philadelphia, Water & Wastewater Ser 2003 (FSA)                                      3.65    04/09/07      87,860,000
   26,620   Philadelphia Industrial Development Authority, New Courtland Elder
               Services Ser 2003                                                                 3.76    04/02/07      26,620,000
   21,895   York General Authority, Harrisburg School District Subser 1996 B
               (Ambac)                                                                           3.66    04/09/07      21,895,000

            RHODE ISLAND
            Rhode Island Health & Educational Building Corporation,
   13,900      Care New England Ser 2002 A                                                       3.80    04/02/07      13,900,000
    9,700      Meeting Street Center Ser 2005                                                    3.63    04/09/07       9,700,000
   25,535      Roger Williams University Ser 2006 A (Radian)                                     3.66    04/09/07      25,535,000

            SOUTH CAROLINA
   37,500   Charleston Educational Excellence Finance Corporation, Charleston
               County School District
               Ser 2005 ROCs II-R Ser 471                                                        3.71    04/09/07      37,500,000
   13,100   Florence County, McLeod Regional Medical Center Ser 1985 A (FGIC)                    3.67    04/09/07      13,100,000
    5,000   Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)                                 3.83    04/09/07       5,000,000
   10,955   South Carolina Educational Facilities Authority, Charleston Southern
               University Ser 2003                                                               3.66    04/09/07      10,955,000
            South Carolina Jobs Economic Development Authority,
    7,500      Oconee Memorial Hospital Ser 2006 B (Radian)                                      3.68    04/09/07       7,500,000
   39,570      Sisters of Charity Providence Hospitals Ser 2001                                  3.66    04/09/07      39,570,000
    4,520   South Carolina Public Service Authority, ROCs II-R Ser 6007 (Ambac)                  3.71    04/09/07       4,520,000

            TENNESSEE
   10,300   Chattanooga Health, Educational & Housing Facility Board, The Baylor
               School Ser 2004                                                                   3.66    04/09/07      10,300,000
   16,400   Greeneville Health & Educational Facilities Board, Laughlin Memorial
               Hospital Ser 2004                                                                 3.66    04/09/07      16,400,000
   59,400   Jackson, Jackson-Madison County General Hospital Ser 2006 B (Ambac)                  3.65    04/09/07      59,400,000
    9,500   Jackson Health, Educational & Housing Facility Board, Union
               University Ser 2005                                                               3.66    04/09/07       9,500,000
   17,945   Memphis Health Educational & Housing Facility Board, Watergrove
               Apartments Ser 2004                                                               3.66    04/09/07      17,945,000
            Metropolitan Government of Nashville & Davidson County Health &
               Educational Facilities Board,
    7,600      Ensworth School Ser 2002                                                          3.66    04/09/07       7,600,000
    7,270      Mary Queen of Angels Inc Ser 2000                                                 3.66    04/09/07       7,270,000
   33,565      Vanderbilt University Ser 2005 A-2                                                3.61    04/09/07      33,565,000
   23,400   Montgomery County Public Building Authority, Pooled Financing Ser
               1999                                                                              3.66    04/09/07      23,400,000
   22,000   Shelby County Health, Educational & Housing Facilities Board,
               Baptist Memorial Health Care Ser 2004 A P-FLOATs PA-1277                          3.73    04/09/07      22,000,000
            Tennergy Corporation,
   28,000      Gas Ser 2006 A PUTTERs Ser 1258Q                                                  3.71    04/09/07      28,000,000
   55,000      Gas Ser 2006 B PUTTERs Ser 1260B                                                  3.71    04/09/07      55,000,000
            Tennessee Energy Acquisition Corporation,
   30,000      Gas Ser 2006 A Floaters Ser 2006-47TP                                             3.70    04/09/07      30,000,000
   28,470      Gas Ser 2006 A PUTTERs Ser 1418                                                   3.71    04/09/07      28,470,000
   10,000      Gas Ser 2006 A ROCs II-R Ser 598                                                  3.71    04/09/07      10,000,000
    6,395   Wilson County, Ser 2005 P-FLOATs PT-2661 (MBIA)                                      3.72    04/09/07       6,395,000

            TEXAS
    6,490   Beaumont, Waterworks & Sewer System Ser 2005 P-FLOATs PT-2895 (MBIA)                 3.72    04/09/07       6,490,000
   39,155   Coastal Bend Health Facilities Development Corporation, Christus
               Health Ser 2005 Subser B-3 (Ambac)                                                3.65    04/09/07      39,155,000
    6,110   Dallas Independent School District, Ser 2004 A ROCs II-R Ser 6038                    3.71    04/09/07       6,110,000
    8,555   El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129                   3.71    04/09/07       8,555,000
   19,519   Garland Health Facilities Development Corporation, Chambrel Club
               Hill Ser 2002                                                                     3.67    04/09/07      19,519,000
            Harris County Health Facilities Development Corporation,
   66,895      Baylor College of Medicine Ser 2005 A (Ambac)                                     3.65    04/09/07      66,895,000
   65,000      Christus Health Ser 2005 Subser A-1 (Ambac)                                       3.65    04/09/07      65,000,000
   58,000      Methodist Hospital System Ser 2006 A                                              3.77    04/02/07      58,000,000
   20,300   Harris County Industrial Development Corporation, Baytank Inc Ser
               1998                                                                              3.70    04/09/07      20,300,000
    5,150   Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)                   3.71    04/09/07       5,150,000
   14,000   Lower Neches Valley Authority, Chevron USA Inc Ser 1987                              3.73    08/15/07      14,000,000
   37,000   North Texas Tollway Authority, Dallas North Tollway System Ser 2005
               C (FGIC)                                                                          3.67    04/09/07      37,000,000

    5,305   Northside Independent School District, Ser 2003 P-FLOATs PT-2254                     3.72    04/09/07       5,305,000
    6,515   Port Arthur Independent School District, Ser 2005 P-FLOATs PT-2679
               (FGIC)                                                                            3.72    04/09/07       6,515,000
   20,700   San Antonio, Water System Sub Lien Ser 2003 B (MBIA)                                 3.69    04/09/07      20,700,000
    6,795   Texas Department of Housing & Community Affairs, High Point III
               Development Ser 1993 A                                                            3.67    04/09/07       6,795,000
   16,000   Texas Transportation Commission, Mobility Fund Ser 2006-B                            3.52    09/05/07      16,000,000
    7,160   Upper Trinity Regional Water District, Regional Treated Water Supply
               System Refg Ser 2005 P-FLOATs PT-3290 (Ambac)                                     3.73    04/09/07       7,160,000

            UTAH
   15,000   Central Utah Water Conservancy District, Ser 1998 E (Ambac)                          3.66    04/09/07      15,000,000
   44,850   Murray City, IHC Health Services Inc Ser 2005 D                                      3.67    04/09/07      44,850,000

            VARIOUS STATES
   35,045   J P Morgan Chase & Co, I-PUTTERs Ser 1633P                                           3.85    04/09/07      35,045,000
   64,080   Puttable Floating Option Tax-Exempts Receipts, Ser 2006 P-FLOATs
               EC-002                                                                            3.85    04/09/07      64,080,000
   30,000   Puttable Floating Option Tax-Exempts Receipts, Ser 2006 B P-FLOATs
               PA-1462                                                                           3.73    04/09/07      30,000,000

            VERMONT
   16,455   Vermont Economic Development Authority, Wake Robin Corporation Ser
               2006 B                                                                            3.69    04/09/07      16,455,000
   11,000   Vermont Housing Finance Agency, West Block University of Vermont
               Apartments Ser 2004 A                                                             3.67    04/09/07      11,000,000

            VIRGINIA
   16,000   Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A                 3.66    04/09/07      16,000,000
   83,020   Fairfax County Industrial Development Authority, Inova Health System
               Foundation Ser 2005 A-1, A-2 & C-2                                                3.63    04/09/07      83,020,000
   41,100   Loudoun County Industrial Development Authority, Howard Hughes
               Medical Institute Ser 2003 F                                                      3.64    04/09/07      41,100,000

            WASHINGTON
    6,050   Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)                                    3.72    04/09/07       6,050,000
    9,725   Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse
               Ser 2006-0002 (MBIA)                                                              3.71    04/09/07       9,725,000
   14,645   Energy Northwest, Columbia Generating Station Electric Ser 2006-A
               ROCs II-R Ser 6063                                                                3.71    04/09/07      14,645,000
   10,000   King County, Sewer Ser 2006 A                                                        3.65    04/09/07      10,000,000
   13,860   King County Rural Library District, Ser 2005 P-FLOATs PT-3053 (MBIA)                 3.72    04/09/07      13,860,000
    4,180   Lehman Municipal Trust Receipts, NJB Properties 2006 Ser A
               Floater-TRs Ser 2007 P23W                                                         3.73    04/09/07       4,180,000
    4,145   Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)                   3.70    04/09/07       4,145,000
            Washington Health Care Facilities Authority,
   45,535      MultiCare Health System Ser 2007 D (FSA)                                          3.85    04/02/07      45,535,000
   20,000      Swedish Health Services Ser 2006                                                  3.75    04/09/07      20,000,000
   10,000   Washington State, Floater-TRs Ser 2006 P23U 2006 D (MBIA)                            3.70    04/09/07      10,000,000
   96,100   Washington State Housing Commission, Mirabella Ser 2006 A                            3.78    04/02/07      96,100,000

            WISCONSIN
    9,500   Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)                                         3.90    04/09/07       9,500,000
    6,225   Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)                          3.71    04/09/07       6,225,000
    3,250   Wisconsin Health & Educational Facilities Authority, Ministry Health
               Care PUTTERs Ser 399 (MBIA)                                                       3.72    04/09/07       3,250,000

            WYOMING
   50,000   Campbell County, Two Elk Power Generation Station Ser 2005 B (AMT)                   3.80    11/30/07      50,000,000
                                                                                                                    -------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
               (Cost $5,726,989,000)                                                                                5,726,989,000
                                                                                                                    -------------

                                                                                                        YIELD TO
                                                                                                        MATURITY
                                                                                   COUPON   MATURITY   ON DATE OF
                                                                                    RATE      DATE      PURCHASE
                                                                                   ------   --------   ----------
            TAX-EXEMPT COMMERCIAL PAPER (3.1%)
            ARIZONA
   20,000   Salt River Project Agricultural Improvement & Power District, Ser B     3.67%   04/19/07      3.67%        20,000,000

            GEORGIA
   34,955   Georgia Municipal Electric Authority, Ser TE-B                          3.60    04/12/07      3.60         34,955,000

            KENTUCKY
            Kentucky Asset Liability Commission,
   36,700      General Fund Second Ser 2005 A-1                                     3.60    05/25/07      3.60         36,700,000
   45,000      General Fund Second Ser 2005 A-1                                     3.64    06/14/07      3.64         45,000,000
   15,000      General Fund Second Ser 2005 A-2                                     3.53    05/01/07      3.53         15,000,000
   15,000      General Fund Second Ser 2005 A-2                                     3.53    05/07/07      3.53         15,000,000

            TEXAS
   26,000   Austin, Combined Utility Systems Ser A                                  3.65    04/10/07      3.65         26,000,000

            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $192,655,000)                                                     192,655,000
                                                                                                                    -------------

            SHORT-TERM MUNICIPAL NOTES & BONDS (5.6%)
            DISTRICT OF COLUMBIA
  30,000    District of Columbia, Fiscal Year 2007 TRANs, dtd 12/21/06              4.25    09/28/07      4.25         30,095,860

            FLORIDA
  40,000    Orange County School District, Ser 2006 TANs, dtd 10/19/06              4.00    09/14/07      4.00         40,065,130
  23,000    Seminole County School District, Ser 2006 TANs, dtd 09/14/06            4.50    09/13/07      4.50         23,084,918

            INDIANA
  20,000    Indiana Bond Bank, Advance Funding Ser 2007 A, dtd 02/01/07             4.25    01/31/08      4.25         20,097,180

            ILLINOIS
  40,000    Ser 2007, dtd 02/07/07                                                  4.25    06/07/07      4.25         40,038,238

            KANSAS
  40,000    Wichita, Renewal & Improvement Temporary Notes Ser 218, dtd 02/08/07    4.25    08/09/07      4.25         40,096,451

            MASSACHUSETTS
  19,000    Pioneer Valley Transit Authority, Ser 2006 RANs, dtd 08/03/06           4.50    08/03/07      4.00         19,031,233

            NEW JERSEY
  61,475    New Jersey, Ser Fiscal 2007 A TRANs, dtd 10/05/06                       4.50    06/22/07      3.52         61,606,360
  10,000    New Jersey, Ser Fiscal 2007 A TRANs, dtd 10/05/06                       4.50    06/22/07      4.50         10,016,176
   8,000    New Jersey Transit Corporation, Federal Transit Administration
               Grants Ser 2000 B COPs (Ambac), dtd 10/01/00                         5.50    09/15/07      3.56          8,069,525

            NEW YORK
  10,000    Gloversville City School District, Ser 2006 BANs, dtd 06/29/06          4.50    06/29/07      3.90         10,014,227

            RHODE ISLAND
  45,000    Rhode Island & Providence Plantations, Fiscal Year 2007 TANs,
               dtd 12/21/06                                                         4.25    06/29/07      4.25         45,065,040

            TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS (Cost $347,280,338)                                              347,280,338
                                                                                                                    -------------
            TOTAL INVESTMENTS (Cost $6,266,924,338) (a) (b)                                              100.9%     6,266,924,338
            LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (0.9)       (56,274,613)
                                                                                                         -----      -------------
            NET ASSETS                                                                                   100.0%     6,210,649,725
                                                                                                         =====      =============

----------
AMT         Alternative Minimum Tax.

BANs        Bond Anticipation Notes.

COPs        Certificates of Participation.

CRVS        Custodial Residual & Variable Securities.

Floater-TRs Floating Rate Trust Receipts.

P-FLOATs    Puttable Floating Option Tax-Exempt Receipts.

PUTTERs     Puttable Tax-Exempt Receipts.

RANs        Revenue Anticipation Notes.

ROCs        Reset Option Certificates.

STARS       Short-Term Adjustable Rate Securities.

TANs        Tax Anticipation Notes.

TOBs        Tender Option Bonds.

TRANs       Tax Revenue Anticipation Notes.

+           Rate shown is the rate in effect at March 31, 2007.

*           Date on which the principal amount can be recovered through demand.

(a) Securities have been designated as collateral in an amount equal to $93,135,907 in connection with the purchase of delayed delivery securities.

(b)         Cost is the same for federal income tax purposes.

Bond Insurance:
---------------

Ambac       Ambac Assurance Corporation.

CIFG        CIFG Assurance North America Inc.

FGIC        Financial Guaranty Insurance Company.

FHA         Federal Housing Administration.

FSA         Financial Security Assurance Inc.

MBIA        Municipal Bond Investors Assurance Corporation.

Radian      Radian Asset Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


                                        3